PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .9%
Communication Services : 11 .0%
169,585
(1)
Alphabet, Inc. - Class A
$ 23,092,389
3 .6
93,525
(1)
Meta Platforms, Inc.
- Class A
27,673,112
4 .3
25,861
(1)
Netflix, Inc.
11,215,399
1 .7
104,999
(1)
Pinterest, Inc. - Class A
2,886,423
0 .5
76,403
(1)
Trade Desk, Inc.
- Class A
6,114,532
0 .9
70,981,855
11 .0
Consumer Discretionary : 14 .2%
345,021
(1)
Amazon.com, Inc.
47,616,348
7 .4
4,161
(1)
Chipotle Mexican Grill,
Inc.
8,016,749
1 .2
147,711  Las Vegas Sands
Corp.
8,103,425
1 .3
17,504
(1)
Lululemon Athletica,
Inc.
6,673,575
1 .0
26,217
McDonald's Corp.
7,370,910
1 .1
64,759
Ross Stores, Inc.
7,888,294
1 .2
23,953
(1)
Tesla, Inc.
6,181,790
1 .0
91,851,091
14 .2
Consumer Staples : 3 .7%
38,019  Constellation Brands,
Inc. - Class A
9,906,231
1 .5
98,674  Mondelez International,
Inc. - Class A
7,031,509
1 .1
42,764
Walmart, Inc.
6,953,854
1 .1
23,891,594
3 .7
Financials : 2 .8%
18,139  LPL Financial
Holdings, Inc.
4,182,672
0 .6
32,458  Marsh & McLennan
Cos., Inc.
6,328,985
1 .0
87,351  Tradeweb Markets,
Inc. - Class A
7,549,747
1 .2
18,061,404
2 .8
Health Care : 13 .1%
44,447
Abbott Laboratories
4,573,596
0 .7
138,003
(1)
Boston Scientific Corp.
7,443,882
1 .2
26,376
Cigna Group
7,286,634
1 .1
34,536
(1)
Dexcom, Inc.
3,487,445
0 .5
19,513
Elevance Health, Inc.
8,624,941
1 .3
41,076
Eli Lilly & Co.
22,764,319
3 .5
20,025
HCA Healthcare, Inc.
5,552,933
0 .9
36,728
(1)
Intuitive Surgical, Inc.
11,484,111
1 .8
19,484
Stryker Corp.
5,524,688
0 .9
22,467
(1)
Vertex
Pharmaceuticals, Inc.
7,826,155
1 .2
84,568,704
13 .1
Industrials : 5 .6%
29,295  Booz Allen Hamilton
Holding Corp.
3,319,417
0 .5
87,236
Ingersoll Rand, Inc.
6,072,498
0 .9
12,713  Old Dominion Freight
Line, Inc.
5,433,155
0 .9
15,717
Parker-Hannifin Corp.
6,552,417
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
33,480
Quanta Services, Inc.
$ 7,026,448
1 .1
8,644
(1)
TransDigm Group, Inc.
7,812,879
1 .2
36,216,814
5 .6
Information Technology : 46 .3%
26,104
(1)
Adobe, Inc.
14,601,011
2 .3
54,318
(1)
Advanced Micro
Devices, Inc.
5,742,499
0 .9
330,994
Apple, Inc.
62,183,843
9 .6
39,451
(1)
Crowdstrike Holdings,
Inc. - Class A
6,431,697
1 .0
44,804
(1)
Datadog, Inc. - Class A
4,322,690
0 .7
68,294
(1)
Lattice Semiconductor
Corp.
6,642,274
1 .0
114,804  Micron Technology,
Inc.
8,029,392
1 .2
251,294
Microsoft Corp.
82,364,121
12 .7
13,055
(1)
MongoDB, Inc.
4,977,871
0 .8
86,462
NVIDIA Corp.
42,673,320
6 .6
27,455
(1)
Palo Alto Networks,
Inc.
6,679,802
1 .0
34,140
Paycom Software, Inc.
10,065,838
1 .5
42,967
(1)
Salesforce, Inc.
9,515,472
1 .5
102,839
Visa, Inc. - Class A
25,265,486
3 .9
41,567
(1)
Workday, Inc. - Class A
10,163,131
1 .6
299,658,447
46 .3
Materials : 0 .7%
17,422
Sherwin-Williams Co.
4,733,906
0 .7
Real Estate : 0 .8%
41,167
Prologis, Inc.
5,112,941
0 .8
Utilities : 0 .7%
68,530
NextEra Energy, Inc.
4,577,804
0 .7
Total Common Stock
(Cost $391,688,250)
639,654,560
98 .9

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .3%
Mutual Funds : 1 .3%
8,582,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $8,582,000) $ 8,582,000 1 .3
Total Short-Term
Investments
(Cost $8,582,000)
$ 8,582,000
1 .3
Total Investments in
Securities
(Cost $400,270,250) $ 648,236,560 100 .2
Liabilities in Excess
of Other Assets (971,995) (0.2)
Net Assets $ 647,264,565 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
3
Voya Large-Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 639,654,560 $ — $ — $ 639,654,560
Short-Term Investments 8,582,000 — — 8,582,000
Total Investments, at fair value $ 648,236,560 $ — $ — $ 648,236,560
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 252,320,820
Gross Unrealized Depreciation (4,354,510)
Net Unrealized Appreciation $ 247,966,310